Taxes On Income (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Internal Revenue Service (IRS) [Member] USD ($)	Dec. 31, 2014 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2014 Law for the Encouragement of Industry (Taxes) [Member]	Dec. 31, 2014 Law for the Encouragement of Capital Investments [Member]	Dec. 31, 2014 NORWAY USD ($)	Dec. 31, 2014 BRAZIL USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Develpment Area A [Member] Law for the Encouragement of Capital Investments [Member]
Taxes On Income [Line Items]
Period of tax exemption	2 years
Period in which investment must be made	3 years
Minimum qualifying investment	300
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Experation period since beginning of the year of election	12 years
Foreign investors'' company tax benefits period	10 years
Foreign investors' company tax benefits pecent											10.00%	25.00%
Number of capital investment programs granted approved enterprise status				3
Number of capital investment programs under beneficiary enterprise status				2
Amended tax rate 2011 and 2012								15.00%
Amended tax rate 2013 and 2014								12.50%
Amended tax rate 2015 and thereafter								12.00%
Amended tax rate 2014 and thereafter								16.00%					9.00%
Tax rate on dividends distributed to individuals or foreign residents from the preferred enterprise's earnings								20.00%
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it							90.00%
Amortization period for know-how and patents							8 years
Amortization period for deferred stock issuance costs							3 years
Israeli tax rate	26.50%	25.00%	25.00%
Valuation allowance		81,665		108,292
Net operating losses					1,399	221,187			35,131	13,133
Israeli capital loss						4,436
Annual limit against taxable income										30.00%
Accrued interest and penalties		$ (83)		$ 0